Document and Entity Information	Feb. 12, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 09, 2021
Entity File Number	1-13703
Entity Registrant Name	Six Flags Entertainment Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3995059
Entity Address State Or Province	TX
Entity Address, Address Line One	1000 Ballpark Way, Suite 400
Entity Address, City or Town	Arlington
Entity Address, Postal Zip Code	76011
City Area Code	972
Local Phone Number	595-5000
Entity Emerging Growth Company	false
Entity Central Index Key	0000701374
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.025 par value per share
Trading Symbol	SIX
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	SIX
Security Exchange Name	NYSE